Dividend income (Tables)	12 Months Ended
Dec. 31, 2023
Dividend income [Abstract]
Summary of Dividend income
Dividend income for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021		2022	2023
Securities at FVTPL	~~W~~	100,315	144,869	121,347
Securities at FVOCI		24,216	32,700	60,139

	~~W~~	124,531	177,569	181,486